Restructuring Charges - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Employee severance costs included in restructuring liabilities	$ 5,000,000	$ 7,000,000
Total restructuring liabilities	65,000,000	89,000,000	$ 151,000,000
Restructuring liabilities - current	60,000,000	74,000,000
Restructuring liabilities - non current	5,000,000	15,000,000
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance costs included in restructuring liabilities	$ 0	$ 0	$ 52,000,000